19. Loans and financing (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Schedule of appropriation of financial expenses

Appropriations of financial expenses according to the effective interest rate method are recognized in income statement under financial expenses.

Description	Currency	Charges	Maturity	2020	2019
BNDES (1)	URTJLP	TJLP at TJLP + 2.52% p.a.	July 2022	-	240,008
BNDES (1)	UM143	SELIC + 2.52% p.a.	July 2022	-	374,461
BNDES (PSI) (1)	R$	3.50% p.a.	Jan 2021	-	18,071
KFW Finnvera (2)	USD	Libor 6M+ 0.75% p.a.	Jan 2024–Dec 2025	344,125	330,217
Debentures (2)	BRL	104.1% CDI	July 2020	-	1,025,965
Cisco Capital (2)	USD	2.50% p.a.	Dec 2020	-	40,366
BAML (2)	EUR	0.279% p.a.	Aug 2021	570,844	-
Scotland (2)	USD	1.734% p.a.	Aug 2021	1,030,761	-
BNP Paribas (2)	USD	2.822% p.a.	Jan 2022	399,302
Total				2,345,032	2,029,088
Current				(1,689,385)	(1,384,180)
Non-current				655,647	644,908

Warranties

(1) Certain receivables of the Company.

(2) Does not have a guarantee.

Schedule of credit facilities

The table below shows the position of financing and available lines of credit:

					Remaining amount
Type	Currency	Opening date	Term	Total amount		Amount used up to December 31, 2020
BNDES (i)	TJLP	May 2018	Mar 2022	1,090,000	1,090,000	-
BNDES (ii)	TJLP	May 2018	Mar 2022	20,000	20,000	-
FINAME (iii)	IPCA	Mar 2019	Mar 2022	390,000	390,000	-
BNB (iv)	IPCA	Jan 2020	June 2023	752,479	752,479	-
Total R$:				2,252,479	2,252,479	-

Objective:

(i)	Support to TIM's investment plan for the years 2017 to 2019 including, but not limited to, the acquisition of national equipment
(ii)	Investments in social projects within the community
(iii)	Exclusive application in the acquisition of machinery and equipment, industrial systems and/or other components of national manufacture.
(iv)	Support to TIM's investment plan for the years 2020 to 2022 in the region of operation of Banco do Nordeste do Brasil

Schedule of long term portions of borrowing and financing	Loans and financing on December 31, 2020 due in long-term is in accordance with the following schedule:

2022	483,001
2023	86,834
2024	58,308
2025	27,504
655,647

Schedule of nominal value of the loans	The nominal value of the loans is consistent with their respective payment schedule.
Nominal value

2021	1,689,385
2022	483,001
2023	86,834
2024	58,308
2025	27,504
2,345,032